Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Transactions and Balances
b)	Related party transactions and balances
	Transactions		Balance outstanding
	Year ended December 31	Year ended December 31	December 31	December 31
	2021	2020	2021	2020
Marketing, brand research and development (a)	—	1,144	—	—
Legal services (b)	—	2,462	—	(510)
	—	3,606	—	(510)
(a)	A former member of the Board controlled a company that provides marketing, brand research and development services.
(b)	A member of the Board was a partner at a law firm prior to his departure which provides legal services to the Company.

Compensation of Key Management Personnel
c)	Compensation of key management personnel

The Company considers directors and officers of the Company as key management personnel.

	Year ended December 31
	2021	2020	2019
Salaries and short-term benefits	2,348	1,944	3,295
Share-based compensation	8,275	7,629	23,715
	10,623	9,573	27,010